Share-Based Compensation (Details) - USD ($)		1 Months Ended	3 Months Ended	10 Months Ended
	Dec. 13, 2021	Apr. 28, 2021	Mar. 31, 2022	Dec. 31, 2021
Share-Based Compensation (Details) [Line Items]
Vesting rights description		the shareholders’ agreement between the co-founders, the Series A investors and the Company imposed a reverse vesting condition on 90% of the total 110,000 Common Shares held by each of the three co-founders. Therefore, 99,000 Common Shares held by each of the co-founders were subject to these restrictions and considered unvested (the “Restricted Founder Shares”). The Restricted Founder Shares vest on the 28th of each month at a rate of 4.166% over a period of two years to April 28, 2023. If, before the end of the vesting period, the contractual relationship of the relevant co-founders is terminated, the Company in first priority, or any third party designated by it, and the other shareholders in second priority pro rata to their shareholdings, shall have an option to purchase all or a pro rata portion of the leaver shares that are unvested on the day the termination becomes effective at nominal value of CHF 0.10 per share. The Restricted Founder Shares are legally outstanding and continue to have voting and dividend rights.
Common shares purchased (in Shares)	57,756
Grant date				Apr. 28, 2021
Vesting period				2 years
Stock based compensation expense description				The previously unrecognized stock-based compensation expense amounts to USD 1.3 million for the period from inception to June 30, 2021 and to USD 3.0 million for the period from inception to September 30, 2021, causing an increase in net loss, general & administrative expenses and additional paid-in capital of the same amount in the respective periods. Net loss per share was previously presented as USD (47.80) for the period from inception to June 30, 2021, and as USD (70.56) for the period from inception to September 30, 2021. The increase in net loss, and exclusion of unvested Restricted Founder Shares in the denominator leads to corrected values of USD (71.09) for the period from inception to June 30, 2021, and of USD (136.52) for the period from inception to September 30, 2021.
Estimated the fair value			$ 360,000,000	$ 360,000,000
Company’s fully diluted shares (in Shares)			(1,070,196)	(1,070,196)
Total unrecognized compensation expense			$ 5,200,000	$ 6,400,000
Fair value per common share (in Dollars per share)				$ 49
April 28, 2023 [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized compensation expense			403,356	$ 403,351
Share-Based Payment Arrangement [Member]
Share-Based Compensation (Details) [Line Items]
Stock based compensation expense			$ 2,000,000	$ 9,100,000
Treasury shares (in Shares)			22,756	57,756
Common shares issuable (in Shares)			21,812	21,812
ESPP [Member]
Share-Based Compensation (Details) [Line Items]
Company’s fully diluted shares (in Shares)			(1,070,196)	(1,070,196)
Total unrecognized compensation expense			$ 12,800,000	$ 1,700,000
Grants vest percentage			25.00%	25.00%
Issued share capital			50.00%	50.00%
Estimated fair value of enterprise			$ 360,000,000	$ 360,000,000
Weighted average period years			2 years 6 months 7 days	3 years 7 months 24 days
ESOP [Member]
Share-Based Compensation (Details) [Line Items]
Company’s fully diluted shares (in Shares)				(1,070,196)
Total unrecognized compensation expense			$ 1,200,000	$ 1,300,000
Grants vest percentage			25.00%	25.00%
Issued share capital			50.00%	50.00%
Estimated fair value of enterprise				$ 360,000,000
Weighted average period years			2 years 6 months 3 days	3 years 9 months 7 days